Servicing	12 Months Ended
Dec. 31, 2015
Servicing [Abstract]
Servicing

NOTE 7 - SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balance of mortgage loans serviced for others approximated $173,464,000 and $171,255,000 at December 31, 2015 and 2014, respectively.

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets.  The Corporation has elected to record its mortgage servicing rights using the fair value measurement method.  Significant assumptions used in determining the fair value of servicing rights as of December 31, 2015 and 2014 include:

Prepayment assumptions:Based on the PSA Standard Prepayment Model

Internal rate of return:9% to 11%

Servicing costs:$50 – $65 per loan, annually, increased at the rate of $1 per 1% delinquency based on loan count

Inflation rate of servicing costs:3%

Earnings rate:0.25% in 2015 and 2014

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
Fair value at beginning of year	$1,217,931	$1,398,396	$930,760
Capitalized servicing rights – new
loan sales	252,288	134,324	312,751
Disposals (amortization based on
loan payments and payoffs)	(551,846)	(167,739)	(160,873)
Change in fair value	263,114	(147,050)	315,758
Fair value at end of year	$1,181,487	$1,217,931	$1,398,396

The change in fair value of servicing rights for the year ended December 31, 2015 resulted from changes in external market conditions, including prepayment assumptions, which is a key valuation input used in determining the fair value of servicing.  While prepayment assumptions are constantly changing, such changes are typically within a relatively small parameter from period to period.  The prepayment assumption factor used in determining the fair value of servicing at December 31, 2015 was 170 compared to 195 at December 31, 2014 and 164 at December 31, 2013.    The earnings rate used in determining the fair value of servicing at December 31, 2015 was 0.25% and was 0.25% in 2014 and 2013 as well.